Income Taxes (Details 3) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets:
Amortization of intangible assets, including goodwill	$ 377,800	$ 326,600	$ 374,000
Research and development credits	416,900	367,400	164,600
Goodwill impairment	898,800	898,800	0
Capitalized research and development expenses	276,900	0	0
Various accruals	92,200	50,400	64,600
Stock options expense	1,047,600	710,500	383,200
Net operating loss	3,353,100	2,769,400	1,515,800
Deferred tax asset acquired	800,300	800,300	800,300
Aquila Biolabs GmbH Net operating loss	962,800	717,100	0
Other	57,600	52,900	24,900
Subtotal	6,520,900	5,176,000	2,527,100
Deferred tax liability:
Depreciation of property	(102,300)	(60,000)	(37,200)
Less valuation allowance	(6,418,600)	(5,116,000)	0
Net deferred tax assets	$ 0	$ 0	$ 2,489,900